Income Taxes - Schedule of Reconciliation of Differences of Statutory and Effective Tax Expenses (Details)	6 Months Ended
	Jun. 30, 2026 MYR (RM)	Jun. 30, 2026 USD ($)	Jun. 30, 2025 MYR (RM)
Schedule of Reconciliation of Differences of Statutory and Effective Tax Expenses [Abstract]
Income before income tax	RM (3,059,493)	$ (749,508)	RM 2,469,196
Tax calculated at the statutory rate of 24%	(734,278)	(179,882)	592,607
Tax effect on non-taxable income	(575,072)	(140,880)	(2,693)
Tax effect on non-deductible expenses	1,318,787	323,074
Underprovision of tax in the prior year	2,765,139	677,398
Income tax expense	RM 2,774,576	$ 679,710	RM 589,914